Tooling and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment

Tooling and equipment consisted of the following:

	December 31, 2012	December 31, 2011

Tooling and Manufacturing Equipment	$1,685,006	$2,127,816
Computers and Software	615,567	676,196
Furniture and Equipment	763,134	725,055

	$3,063,707	$3,529,067
Less: Accumulated Depreciation	(2,398,740)	(2,567,375)

Net	$664,967	$961,692